IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 08, 2019
In-process Research And Development And Deferred Tax Liability
Deferred tax liability	$ 23,300	$ 23,300	$ 28,400	$ 19,800
Increase in deferred income taxes		7,000
Increase (Decrease) in deferred tax liability			$ 1,100
Reduction in deferred tax liability		$ 4,300
Change in tax effect rate	$ 200